Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

A reconciliation of income taxes at the U.S. federal statutory rate to the benefit for income taxes is as follows:

	2024	2023
Federal	21.00%	21.00%
State	2.07%	2.55%
Nondeductible expenses	-2.33%	-3.85%
Change in valuation allowance	-20.74%	-19.70%
Effective tax rate	-	-

Schedule of Deferred Tax Assets

A summary of the Company’s deferred tax assets is as follows:

	2024	2023
U.S Federal and State net operating loss	$3,083,545	$2,429,544
Stock based compensation	1,272,925	1,031,860
Accrued salaries	382,288	395,899
Orphan drug credit	1,060,118	924,171
Derivative liability	-	370,572
Other	260,481	392,486
Total net deferred tax assets	6,059,357	5,544,532
Valuation allowance	(6,059,357)	(5,544,532)
Total Deferred Tax Asset	$-	$-